Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more and Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 25,642,380	¥ 28,852,723
Foreign deposit in amounts of USD 100,000 or more	18,102,837	18,631,893
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	19,209,570	19,841,134
Foreign deposit in amounts of USD 100,000 or more	12,708,142	11,948,577
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	6,432,810	9,011,589
Foreign deposit in amounts of USD 100,000 or more	¥ 5,394,695	¥ 6,683,316